April 22, 2015

VIA EDGAR

Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
Washington, DC 20549

Attention:    Office of Filings, Information & Consumer Services

Re:	Henderson Global Funds (the “Trusts”) (File Nos. 333-62270 and 811-10399)

To the Commission:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Supplement dated March 31, 2015 to the Prospectus dated November 30, 2014, for the Henderson Emerging Markets Fund, as filed electronically via EDGAR with the Securities and Exchange Commission on March 31, 2015
(Accession #0000891804-15-000214).

If you have any questions concerning this filing, you may contact me at (617) 662-3153.

Very truly yours,

/s/ Timothy J. Burdick

Timothy J. Burdick
Assistant Vice President and Associate Counsel

cc:           C. Yarbrough